Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value	$ 70,870
Warrant liability acquired as part of the reverse recapitalization	0
Change in fair value	111,684
Reclassification of liability upon the reverse recapitalization	(182,554)
Reclassification of liability upon exercise of warrants	0
Fair value	0
Warrant liability | Legacy Proterra warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value	39,670
Warrant liability acquired as part of the reverse recapitalization	0
Change in fair value	47,346
Reclassification of liability upon the reverse recapitalization	(69,320)
Reclassification of liability upon exercise of warrants	(17,696)
Fair value	0
Warrant liability | Private placement warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value	0
Warrant liability acquired as part of the reverse recapitalization	57,610
Change in fair value	(38,589)
Reclassification of liability upon the reverse recapitalization	0
Reclassification of liability upon exercise of warrants	(19,021)
Fair value	0
Warrant liability | Public warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value	0
Warrant liability acquired as part of the reverse recapitalization	84,640
Change in fair value	(50,264)
Reclassification of liability upon the reverse recapitalization	0
Reclassification of liability upon exercise of warrants	(34,376)
Fair value	$ 0